Securities - Summary of Allowance for Losses measured at FVOCI (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2022	Jan. 31, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Disclosure of financial assets [line items]
Balance at beginning of period	$ 2,958
Balance at end of period	2,955	$ 2,958	$ 3,338	$ 2,955	$ 3,338
Debt securities measured at FVOCI [member]
Disclosure of financial assets [line items]
Balance at beginning of period	23	19	20	19	22
Provision for (reversal of) credit losses	(1)	3	(1)	2	(3)
Foreign exchange and other		1	(1)	1	(1)
Balance at end of period	22	23	18	22	18
Stage 1 [member] | Debt securities measured at FVOCI [member] | Financial instruments performing [member] | 12-month expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of period	4	4	17	4	18
Provision for (reversal of) credit losses			(2)		(3)
Foreign exchange and other			(1)		(1)
Balance at end of period	4	4	14	4	14
Stage 2 [member] | Debt securities measured at FVOCI [member] | Financial instruments performing [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of period	19	15	3	15	4
Provision for (reversal of) credit losses	(1)	3	1	2
Foreign exchange and other		1		1
Balance at end of period	$ 18	$ 19	$ 4	$ 18	$ 4